Offerings - Offering: 1	Jul. 29, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value per share
Fee Rate	0.01381%
Offering Note	(1) Pursuant to Rules 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of the entire registration fee. Any registration fee will be paid subsequently on a pay-as-you-go basis, based on the fee payment rate in effect on the date of such issuance. (2) We are registering an indeterminate number of shares of our Class A common stock, which may be offered from time to time in unspecified numbers and at indeterminate prices. The proposed maximum offering price per security and aggregate offering price will be determined from time to time in connection with issuances of securities registered under this registration statement.